SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Sep. 30, 2026	Dec. 31, 2025
Schedule Of Amounts Receivable
Trade accounts receivable	$ 766,255	$ 947,939
Sales tax receivable	173,654	93,643
Trade and other receivables, net	$ 939,909	$ 1,041,582